Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	86.03
Maximum Aggregate Offering Price	$ 430,150,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 59,403.72
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement on Form S-8 to which this exhibit relates shall also cover any additional shares of the common stock, $0.001 par value (“Common Stock”), of FormFactor, Inc. that become issuable under in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.The Amount Registered represents 5,000,000 additional shares of Common Stock reserved for future issuance under the FormFactor, Inc. Amended and Restated 2012 Equity Incentive Plan. Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $86.03 per share, which is the average of the high and low prices of Common Stock on July 29, 2026, as reported on the Nasdaq Global Select Market.
(4)The Registrant does not have any fee offsets.